UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Balanced Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 38	0.75% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,605,663,307
Total number of portfolio holdings	1,016
Portfolio turnover for the reporting period	74%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	5.4%
NVIDIA Corp.	5.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	2.2%
iShares Core MSCI EAFE ETF	1.9%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc., Class A	1.4%
Broadcom, Inc.	1.3%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Balanced Fund | Class 1

|

SSR7000_01_12_D01_(08/25)

Columbia Variable Portfolio – Balanced Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 51	1.00% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,605,663,307
Total number of portfolio holdings	1,016
Portfolio turnover for the reporting period	74%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	5.4%
NVIDIA Corp.	5.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	2.2%
iShares Core MSCI EAFE ETF	1.9%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc., Class A	1.4%
Broadcom, Inc.	1.3%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Balanced Fund | Class 2

|

SSR7000_02_12_D01_(08/25)

Columbia Variable Portfolio – Balanced Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 44	0.87% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,605,663,307
Total number of portfolio holdings	1,016
Portfolio turnover for the reporting period	74%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	5.4%
NVIDIA Corp.	5.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	2.2%
iShares Core MSCI EAFE ETF	1.9%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc., Class A	1.4%
Broadcom, Inc.	1.3%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Balanced Fund | Class 3

|

SSR7000_03_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Balanced Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Balanced Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	149,749	151,068
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	218,116	220,416
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	3,725,000	3,744,842
Series 2024-A Class 1A
02/15/2029	5.610%	4,125,000	4,145,102
Series 2024-A Class A
02/15/2029	5.610%	1,600,000	1,607,797
Series 2024-B Class A
09/15/2029	4.620%	1,500,000	1,501,111
Series 2024-X2 Class A
12/17/2029	5.220%	658,046	658,003
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	300,000	301,943
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,433,742	1,441,968
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.930%	1,925,000	1,927,087
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	5.681%	900,000	899,307
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	5.968%	550,000	550,389
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,884,394
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.500%	1,350,000	1,351,930
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.102%	3,450,000	3,453,229
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	5.531%	1,025,000	1,025,757
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.605%	135,161	135,585
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.805%	135,161	135,726
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	5.671%	896,479	897,089
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	7.341%	500,000	501,468
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	234,912	232,496
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	3,531,156	3,571,616
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	1,520,702	1,508,934
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	5.538%	515,416	515,577
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	66,463	66,500
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	75,000	75,066
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	25,409	25,367
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	2,534,007	2,490,650
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,713,965
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.620%	1,425,000	1,428,464
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	5.770%	2,750,000	2,757,202
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	1,377,751	1,393,430
Hilton Grand Vacations Trust(a)
Series 2019-AA Class A
07/25/2033	2.340%	160,936	157,966
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.681%	431,286	432,336
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.102%	3,600,000	3,604,320
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.406%	629,685	629,687
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	141,078	141,292
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	1,225,000	1,233,163
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	668,228	683,660
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	405,562	407,288
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR2
3-month Term SOFR + 1.290% Floor 1.290% 01/22/2038	5.562%	1,375,000	1,377,736
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.550%	650,000	652,539
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.600%	2,600,000	2,608,546
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,707,545
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	81,228	81,243
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	406,833	409,265
Series 2024-6 Class A
11/15/2031	6.093%	386,828	389,823
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	24,013	23,905
Series 2024-7 Class A
12/15/2031	6.117%	1,766,278	1,784,432
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,951,482	1,974,879
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	96,016	97,433
Series 2024-1 Class A
07/15/2031	6.660%	207,374	209,233
Series 2024-2 Class A
08/15/2031	6.319%	243,023	245,337
Series 2024-3 Class A
10/15/2031	6.258%	1,414,086	1,422,518
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	19,253	19,269
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	950,000	953,638
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,138,425
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	100,683	100,824
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.014%	1,900,000	1,901,119
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	695,756	695,753
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	236,394	231,243
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	277,110	279,453
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	16,998	16,972
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	173,775
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	2,929,350	2,942,407
Series 2024-A Class A4
01/22/2029	5.240%	1,300,000	1,308,576
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	49,052	49,204
Upgrade Master Pass-Thru Trust(a),(d),(e)
Series 2025-ST4 Class A
08/16/2032	5.835%	1,000,000	1,000,000
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	535,983	536,397
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	2,853	2,848
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	374,131	374,815
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	1,650,000	1,665,397
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	825,000	827,531
Total Asset-Backed Securities — Non-Agency (Cost $81,251,622)			81,805,270

Commercial Mortgage-Backed Securities - Non-Agency 2.3%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	498,901
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	5.859%	2,375,000	2,373,613
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.724%	2,175,000	2,161,406
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,156,327
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	440,825
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	1,443,320	1,437,671
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	670,433
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,938,958
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,125,000	1,118,006
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	602,199
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	6.527%	825,000	819,844
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,030,333	984,089
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,239,453	6,006,521
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	6.557%	2,200,000	2,194,977
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,195,050
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.626%	1,100,000	1,042,526
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.176%	425,000	398,789
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,537,757	1,476,410
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,769,328
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.862%	3,325,000	3,314,294
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	6.279%	1,900,000	1,901,340
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	632,670
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,010,679
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $38,032,069)			37,144,856

Common Stocks 60.3%
Issuer	Shares	Value ($)
Communication Services 8.2%
Entertainment 2.3%
Electronic Arts, Inc.	83,860	13,392,442
Take-Two Interactive Software, Inc.(f)	49,631	12,052,888
Walt Disney Co. (The)	100,218	12,428,034
Total		37,873,364
Interactive Media & Services 5.3%
Alphabet, Inc., Class A	125,550	22,125,676
Alphabet, Inc., Class C	111,860	19,842,845
Meta Platforms, Inc., Class A	47,029	34,711,635
Pinterest, Inc., Class A(f)	219,079	7,856,173
Total		84,536,329
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.	39,891	9,504,430
Total Communication Services		131,914,123
Consumer Discretionary 4.8%
Automobiles 0.6%
Tesla, Inc.(f)	33,505	10,643,198
Broadline Retail 3.6%
Amazon.com, Inc.(f)	192,541	42,241,570
eBay, Inc.	205,028	15,266,385
Total		57,507,955
Textiles, Apparel & Luxury Goods 0.6%
lululemon athletica, Inc.(f)	13,165	3,127,741
NIKE, Inc., Class B	31,561	2,242,093
Tapestry, Inc.	45,464	3,992,194
Total		9,362,028
Total Consumer Discretionary		77,513,181
Consumer Staples 1.7%
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	119,966	11,730,275
Household Products 0.8%
Procter & Gamble Co. (The)	77,377	12,327,704
Personal Care Products 0.2%
Coty, Inc., Class A(f)	466,258	2,168,100
Total Consumer Staples		26,226,079
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Chevron Corp.	87,622	12,546,594
ConocoPhillips Co.	82,002	7,358,860
EOG Resources, Inc.	61,656	7,374,674
Total		27,280,128
Total Energy		27,280,128
Financials 9.5%
Banks 3.6%
Bank of America Corp.	419,981	19,873,501
JPMorgan Chase & Co.	79,649	23,091,041
Wells Fargo & Co.	177,133	14,191,896
Total		57,156,438
Capital Markets 2.6%
Blackrock, Inc.	15,018	15,757,636
Charles Schwab Corp. (The)	144,186	13,155,531
Morgan Stanley	39,141	5,513,401
S&P Global, Inc.	15,309	8,072,283
Total		42,498,851
Consumer Finance 0.6%
American Express Co.	30,460	9,716,131
Financial Services 2.1%
Block, Inc., Class A(f)	133,438	9,064,443
MasterCard, Inc., Class A	18,643	10,476,248
Visa, Inc., Class A	39,741	14,110,042
Total		33,650,733
Insurance 0.6%
Aon PLC, Class A	27,931	9,964,664
Total Financials		152,986,817
Health Care 6.2%
Biotechnology 1.3%
AbbVie, Inc.	25,512	4,735,538
Amgen, Inc.	14,967	4,178,936
BioMarin Pharmaceutical, Inc.(f)	17,462	959,886
Vertex Pharmaceuticals, Inc.(f)	25,487	11,346,812
Total		21,221,172
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	82,149	11,173,086
Boston Scientific Corp.(f)	77,946	8,372,180
Cooper Cos, Inc. (The)(f)	69,607	4,953,234
Zimmer Biomet Holdings, Inc.	76,529	6,980,210
Total		31,478,710
Health Care Providers & Services 1.0%
Elevance Health, Inc.	29,822	11,599,565
Henry Schein, Inc.(f)	73,060	5,337,033
Total		16,936,598
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	42,282	4,989,699
Thermo Fisher Scientific, Inc.	18,049	7,318,147
Total		12,307,846
Pharmaceuticals 1.1%
Eli Lilly & Co.	23,198	18,083,537
Total Health Care		100,027,863
Industrials 5.8%
Aerospace & Defense 1.8%
Boeing Co. (The)(f)	65,509	13,726,101
General Electric Co.	19,611	5,047,675
RTX Corp.	66,775	9,750,486
Total		28,524,262
Electrical Equipment 0.9%
Eaton Corp. PLC	19,995	7,138,015
GE Vernova, Inc.	12,710	6,725,496
Total		13,863,511
Ground Transportation 1.8%
Uber Technologies, Inc.(f)	140,970	13,152,501
Union Pacific Corp.	70,325	16,180,376
Total		29,332,877
Industrial Conglomerates 0.7%
Honeywell International, Inc.	46,694	10,874,099
Machinery 0.3%
Parker-Hannifin Corp.	6,379	4,455,540
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.3%
Jacobs Solutions, Inc.	41,356	5,436,246
Total Industrials		92,486,535
Information Technology 20.1%
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity PLC	52,711	8,890,764
IT Services 0.9%
Accenture PLC, Class A	26,497	7,919,688
Okta, Inc.(f)	59,747	5,972,908
Total		13,892,596
Semiconductors & Semiconductor Equipment 7.8%
Applied Materials, Inc.	26,429	4,838,357
Broadcom, Inc.	76,141	20,988,267
Lam Research Corp.	93,265	9,078,415
Marvell Technology, Inc.	35,778	2,769,217
Microchip Technology, Inc.	40,655	2,860,892
NVIDIA Corp.	507,622	80,199,200
ON Semiconductor Corp.(f)	99,468	5,213,118
Total		125,947,466
Software 7.3%
Adobe, Inc.(f)	7,653	2,960,793
Intuit, Inc.	18,897	14,883,844
Microsoft Corp.	173,903	86,501,091
Palo Alto Networks, Inc.(f)	22,743	4,654,127
Synopsys, Inc.(f)	17,567	9,006,250
Total		118,006,105
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	231,780	47,554,303
Dell Technologies, Inc.	73,258	8,981,431
Total		56,535,734
Total Information Technology		323,272,665
Materials 0.6%
Chemicals 0.6%
International Flavors & Fragrances, Inc.	79,021	5,811,995
Sherwin-Williams Co. (The)	8,132	2,792,203
Total		8,604,198
Total Materials		8,604,198
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.6%
Real Estate Management & Development 0.1%
CoStar Group, Inc.(f)	11,752	944,861
Specialized REITs 0.5%
American Tower Corp.	39,219	8,668,183
Total Real Estate		9,613,044
Utilities 1.1%
Multi-Utilities 1.1%
DTE Energy Co.	64,615	8,558,903
Public Service Enterprise Group, Inc.	110,443	9,297,092
Total		17,855,995
Total Utilities		17,855,995
Total Common Stocks (Cost $636,652,452)		967,780,628

Corporate Bonds & Notes 9.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	7,000	7,201
03/15/2033	6.250%	6,000	6,198
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	822,787
02/15/2031	1.900%	580,000	503,795
Boeing Co. (The)
05/01/2040	5.705%	1,875,000	1,849,300
08/01/2059	3.950%	808,000	551,711
Bombardier, Inc.(a)
07/01/2031	7.250%	9,000	9,442
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,254,243
07/31/2033	5.400%	375,000	385,583
Lockheed Martin Corp.
08/15/2034	4.800%	500,000	498,474
Northrop Grumman Corp.
02/01/2027	3.200%	309,000	304,207
02/01/2029	4.600%	1,600,000	1,619,803
Raytheon Technologies Corp.
03/15/2027	3.500%	3,235,000	3,196,672
03/15/2032	2.375%	1,525,000	1,327,246
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	24,000	25,530
11/15/2030	9.750%	11,000	12,147
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,427
03/01/2029	6.375%	40,000	41,132
12/15/2030	6.875%	68,000	70,556
03/01/2032	6.625%	100,000	103,575
01/15/2033	6.000%	31,000	31,174
05/31/2033	6.375%	80,000	80,374
Total			14,721,577
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	59,000	61,821
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	26,645	26,639
04/20/2029	5.750%	70,290	70,454
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	37,730
Total			196,644
Automotive 0.0%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	18,000	18,423
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	31,000	28,380
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	26,000	27,036
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	15,000	14,659
IHO Verwaltungs GmbH(a),(g)
11/15/2032	8.000%	82,000	83,707
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	15,000	15,092
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	41,000	40,073
04/23/2032	6.875%	76,000	70,204
Total			297,574
Banking 1.8%
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	6,000	5,896
Bank of America Corp.(h)
02/04/2033	2.972%	5,680,000	5,085,346
Citigroup, Inc.(h)
06/03/2031	2.572%	498,000	451,594
01/25/2033	3.057%	2,300,000	2,056,366
Goldman Sachs Group, Inc. (The)(h)
04/22/2032	2.615%	2,900,000	2,579,516
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(h)
05/13/2031	5.240%	378,000	384,999
05/24/2032	2.804%	1,500,000	1,332,021
05/13/2036	5.790%	52,000	53,515
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	5,119,000	5,211,788
10/22/2030	4.603%	36,000	36,126
01/24/2031	5.140%	986,000	1,011,486
04/22/2031	5.103%	816,000	836,208
04/22/2036	5.572%	906,000	939,839
Morgan Stanley(h)
10/18/2030	4.654%	1,508,000	1,511,115
04/17/2031	5.192%	814,000	834,693
01/18/2036	5.587%	344,000	353,707
Subordinated
09/16/2036	2.484%	1,725,000	1,465,500
PNC Financial Services Group, Inc. (The)(h)
01/22/2035	5.676%	500,000	519,262
Royal Bank of Canada(h)
10/18/2030	4.650%	705,000	706,407
02/04/2031	5.153%	395,000	403,066
US Bancorp(h)
06/12/2034	5.836%	525,000	551,346
Wells Fargo & Co.(h)
04/24/2034	5.389%	2,000,000	2,047,961
Total			28,377,757
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	41,000	41,101
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	49,000	50,768
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	65,000	71,413
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	89,000	90,066
Focus Financial Partners LLC(a)
09/15/2031	6.750%	51,000	52,073
Hightower Holding LLC(a)
04/15/2029	6.750%	62,000	61,793
01/31/2030	9.125%	59,000	62,746
Total			429,960
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	54,000	51,161
Interface, Inc.(a)
12/01/2028	5.500%	23,000	22,651
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(a)
01/15/2028	5.000%	52,000	51,761
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	10,000	10,088
07/31/2032	6.125%	17,000	17,283
Masterbrand, Inc.(a)
07/15/2032	7.000%	7,000	7,153
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	74,000	76,141
03/01/2033	6.750%	40,000	41,261
QXO Building Products, Inc.(a)
04/30/2032	6.750%	44,000	45,427
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	36,000	36,854
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,970
01/15/2028	4.750%	46,000	45,516
White Cap Buyer LLC(a)
10/15/2028	6.875%	103,000	102,821
Total			518,087
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	54,812
02/01/2028	5.000%	62,000	61,434
03/01/2030	4.750%	131,000	126,973
08/15/2030	4.500%	144,000	137,248
02/01/2032	4.750%	56,000	53,084
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	57,000	53,048
Charter Communications Operating LLC
06/30/2062	3.950%	700,000	450,516
Comcast Corp.
03/01/2026	3.150%	562,000	557,194
CSC Holdings LLC(a)
04/15/2027	5.500%	9,000	8,591
02/01/2028	5.375%	18,000	16,483
02/01/2029	6.500%	86,000	69,889
01/15/2030	5.750%	43,000	21,285
12/01/2030	4.125%	12,000	8,515
02/15/2031	3.375%	52,000	35,959
DISH DBS Corp.
07/01/2026	7.750%	25,000	22,208
DISH DBS Corp.(a)
12/01/2026	5.250%	30,000	27,232
12/01/2028	5.750%	28,000	24,262
DISH Network Corp.(a)
11/15/2027	11.750%	92,000	94,723
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.
11/30/2029	10.750%	84,611	86,988
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	21,000	20,821
07/01/2029	5.500%	48,000	47,634
Time Warner Cable LLC
05/01/2037	6.550%	1,975,000	2,040,268
Virgin Media Finance PLC(a)
07/15/2030	5.000%	47,000	42,933
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	42,000	41,307
08/15/2030	4.500%	31,000	28,886
VZ Secured Financing BV(a)
01/15/2032	5.000%	128,000	113,678
Total			4,245,971
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	23,000	23,182
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	24,000	22,703
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	34,772
Celanese US Holdings LLC
04/15/2030	6.500%	31,000	31,715
07/15/2032	6.629%	11,000	11,497
04/15/2033	6.750%	70,000	70,719
11/15/2033	7.200%	24,000	25,489
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	17,000	17,303
Element Solutions, Inc.(a)
09/01/2028	3.875%	51,000	49,337
HB Fuller Co.
10/15/2028	4.250%	29,000	28,056
Herens Holdco Sarl(a)
05/15/2028	4.750%	26,000	23,340
INEOS Finance PLC(a)
04/15/2029	7.500%	95,000	95,276
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	85,000	86,100
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	58,550	59,136
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	42,000	39,972
11/15/2028	9.750%	69,000	72,653
10/01/2029	6.250%	47,000	44,870
06/15/2031	7.250%	68,000	69,380
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tronox, Inc.(a)
03/15/2029	4.625%	7,000	6,038
WR Grace Holdings LLC(a)
06/15/2027	4.875%	19,000	18,854
08/15/2029	5.625%	124,000	112,254
03/01/2031	7.375%	13,000	13,314
Total			955,960
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	732,000	735,701
Herc Holdings, Inc.(a)
07/15/2027	5.500%	26,000	25,990
06/15/2029	6.625%	34,000	34,902
06/15/2030	7.000%	36,000	37,692
06/15/2033	7.250%	99,000	103,754
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,126,726
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	8,209
03/15/2031	7.750%	60,000	63,085
Total			2,136,059
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	66,000	63,182
12/01/2028	6.125%	105,000	96,632
Match Group Holdings II LLC(a)
10/01/2031	3.625%	4,000	3,573
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	7,949
06/01/2028	4.625%	22,000	21,457
02/15/2029	5.625%	54,000	53,590
Total			246,383
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	8,000	8,343
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	78,000	63,964
Newell Brands, Inc.(a)
06/01/2028	8.500%	26,000	27,379
Newell Brands, Inc.
05/15/2030	6.375%	29,000	28,202
05/15/2032	6.625%	28,000	26,784
Opal Bidco SAS(a)
03/31/2032	6.500%	41,000	41,791
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
01/15/2028	5.125%	27,000	26,816
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	9,173
02/01/2032	4.375%	46,000	42,228
Whirlpool Corp.
06/15/2030	6.125%	8,000	8,074
06/15/2033	6.500%	8,000	8,025
Total			290,779
Diversified Manufacturing 0.1%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	7,000	7,112
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,995
01/01/2031	9.500%	7,000	7,466
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	102,000	104,377
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	20,000	20,705
Esab Corp.(a)
04/15/2029	6.250%	16,000	16,388
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,383
Madison IAQ LLC(a)
06/30/2028	4.125%	14,000	13,590
06/30/2029	5.875%	76,000	74,681
Resideo Funding, Inc.(a)
09/01/2029	4.000%	61,000	57,657
07/15/2032	6.500%	58,000	59,453
Vertical Holdco GmbH(a)
07/15/2028	7.625%	60,000	60,050
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	62,000	61,843
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	63,000	65,100
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	59,000	59,699
03/15/2029	6.375%	11,000	11,326
03/15/2032	6.625%	47,000	48,848
Total			700,673
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	30,000	30,954
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	31,000	30,995
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	59,000	58,239
02/15/2031	3.750%	117,000	107,395
01/15/2032	3.750%	16,000	14,350
Dominion Energy, Inc.
03/15/2035	5.450%	685,000	691,070
DTE Energy Co.
07/01/2027	4.950%	825,000	834,800
Duke Energy Corp.
08/15/2052	5.000%	1,987,000	1,742,314
Duke Energy Indiana LLC
04/01/2053	5.400%	273,000	260,303
Edison International
11/15/2028	5.250%	834,000	824,805
Indiana Michigan Power Co.
03/15/2037	6.050%	512,000	551,019
Long Ridge Energy LLC(a)
02/15/2032	8.750%	42,000	43,638
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	2,300,000	2,346,282
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	34,000	33,149
01/15/2029	7.250%	92,000	94,320
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	26,422
06/15/2029	5.250%	21,000	20,895
07/15/2029	5.750%	47,000	47,060
02/15/2031	3.625%	22,000	20,255
02/15/2032	3.875%	7,000	6,439
02/01/2033	6.000%	41,000	41,412
11/01/2034	6.250%	12,000	12,249
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,175,991
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,650,000	1,662,701
PG&E Corp.(h)
03/15/2055	7.375%	25,000	23,712
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	42,000	41,569
01/15/2030	4.750%	76,000	72,788
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	17,000	16,994
07/31/2027	5.000%	39,000	38,945
10/15/2031	7.750%	75,000	79,688
04/15/2032	6.875%	73,000	76,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	23,000	24,565
03/15/2033	8.625%	55,000	58,966
Total			11,110,609
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	49,000	51,219
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	50,000	52,002
Total			103,221
Finance Companies 0.1%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	12,000	12,384
04/15/2029	6.875%	37,000	38,238
03/15/2030	5.875%	52,000	52,313
Navient Corp.
03/15/2029	5.500%	7,000	6,857
03/15/2031	11.500%	55,000	62,291
08/01/2033	5.625%	42,000	38,577
OneMain Finance Corp.
01/15/2027	3.500%	19,000	18,597
05/15/2029	6.625%	69,000	70,958
03/15/2030	7.875%	31,000	32,930
05/15/2031	7.500%	57,000	59,559
11/15/2031	7.125%	15,000	15,599
03/15/2032	6.750%	52,000	53,010
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	75,000	78,866
Rocket Cos, Inc.(a)
08/01/2030	6.125%	20,000	20,381
08/01/2033	6.375%	25,000	25,585
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	18,000	17,110
03/01/2031	3.875%	32,000	29,667
10/15/2033	4.000%	141,000	126,099
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	30,000	29,982
06/15/2027	5.750%	7,000	6,983
04/15/2029	5.500%	56,000	54,419
UWM Holdings LLC(a)
02/01/2030	6.625%	52,000	52,068
Total			902,473
Food and Beverage 1.1%
Bacardi Ltd.(a)
05/15/2028	4.700%	241,000	241,813
05/15/2038	5.150%	3,500,000	3,214,965
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	649,000	626,338
Campbell Soup Co.
03/23/2035	4.750%	2,300,000	2,207,694
Chobani Holdco II LLC(a),(g)
10/01/2029	8.750%	36,468	39,105
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,605
Constellation Brands, Inc.
08/01/2029	3.150%	612,000	581,405
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	50,000	50,674
Diageo Investment Corp.
08/15/2030	5.125%	2,340,000	2,410,678
General Mills, Inc.
01/30/2027	4.700%	435,000	437,489
Heineken NV(a)
01/29/2028	3.500%	1,140,000	1,121,657
Kraft Heinz Foods Co.
06/01/2026	3.000%	1,425,000	1,406,376
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	21,528
Mars, Inc.(a)
04/20/2028	4.550%	1,375,000	1,388,676
03/01/2035	5.200%	1,826,000	1,847,496
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	876,016
Pilgrim’s Pride Corp.
03/01/2032	3.500%	36,000	32,425
Post Holdings, Inc.(a)
04/15/2030	4.625%	74,000	71,178
09/15/2031	4.500%	18,000	16,723
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	77,000	77,574
04/30/2029	4.375%	38,000	36,853
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	49,000	46,361
US Foods, Inc.(a)
09/15/2028	6.875%	32,000	33,092
02/15/2029	4.750%	52,000	51,149
06/01/2030	4.625%	34,000	33,116
Total			16,884,986
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	15,000	14,892
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
06/15/2031	4.750%	16,000	15,339
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	39,000	37,224
02/15/2030	7.000%	85,000	88,068
02/15/2032	6.500%	35,000	35,885
10/15/2032	6.000%	53,000	51,946
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	15,052
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	32,887
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	8,000	8,003
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	59,000	61,732
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	29,000	27,933
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	46,000	42,633
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	51,000	51,105
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	80,000	77,066
Voyager Parent LLC(a)
07/01/2032	9.250%	39,000	40,648
Total			600,413
Health Care 0.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	58,000	57,637
04/15/2029	5.000%	30,000	29,089
03/15/2033	7.375%	47,000	48,485
Avantor Funding, Inc.(a)
07/15/2028	4.625%	25,000	24,554
11/01/2029	3.875%	65,000	61,530
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	33,432
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	24,251
03/15/2029	3.750%	39,000	36,587
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	64,000	62,983
04/15/2029	6.875%	39,000	31,093
05/15/2030	5.250%	78,000	69,136
01/15/2032	10.875%	19,000	20,113
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	39,000	40,436
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2038	4.780%	1,090,000	1,000,024
03/25/2048	5.050%	1,350,000	1,166,082
DaVita, Inc.(a)
07/15/2033	6.750%	53,000	54,721
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,160,000	2,225,716
06/15/2035	5.500%	128,000	131,062
HCA, Inc.
09/01/2030	3.500%	3,900,000	3,687,533
03/01/2035	5.750%	610,000	627,162
IQVIA, Inc.(a)
05/15/2027	5.000%	18,000	17,947
05/15/2030	6.500%	16,000	16,483
06/01/2032	6.250%	50,000	51,314
LifePoint Health, Inc.(a)
10/15/2030	11.000%	13,000	14,366
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	52,000	53,387
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	22,000	21,123
10/01/2029	5.250%	159,000	157,776
Select Medical Corp.(a)
12/01/2032	6.250%	61,000	61,368
Star Parent, Inc.(a)
10/01/2030	9.000%	118,000	124,277
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	70,000	71,372
Tenet Healthcare Corp.
02/01/2027	6.250%	48,000	47,992
11/01/2027	5.125%	37,000	36,927
06/15/2028	4.625%	11,000	10,857
10/01/2028	6.125%	51,000	51,064
01/15/2030	4.375%	22,000	21,317
06/15/2030	6.125%	26,000	26,451
05/15/2031	6.750%	59,000	61,052
Total			10,276,699
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	5,790,000	5,174,112
UnitedHealth Group, Inc.
04/15/2034	5.000%	2,519,000	2,516,415
06/15/2035	5.300%	278,000	283,316
04/15/2054	5.375%	7,000	6,540
07/15/2064	5.750%	533,000	518,248
Total			8,498,631
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	10,160
01/15/2028	5.750%	30,000	30,406
08/01/2030	5.125%	16,000	15,908
Total			56,474
Independent Energy 0.2%
APA Corp.(a)
02/15/2055	6.750%	482,000	456,177
Baytex Energy Corp.(a)
04/30/2030	8.500%	29,000	29,021
03/15/2032	7.375%	14,000	13,361
Civitas Resources, Inc.(a)
07/01/2028	8.375%	24,000	24,604
11/01/2030	8.625%	11,000	11,165
07/01/2031	8.750%	64,000	64,787
06/15/2033	9.625%	47,000	48,171
CNX Resources Corp.(a)
01/15/2029	6.000%	51,000	51,193
01/15/2031	7.375%	8,000	8,339
03/01/2032	7.250%	32,000	33,173
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	92,000	92,337
Comstock Resources, Inc.(a)
03/01/2029	6.750%	36,000	35,916
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	50,000	50,257
02/01/2029	5.750%	11,000	10,859
04/15/2030	6.000%	16,000	15,584
04/15/2032	6.250%	19,000	18,165
11/01/2033	8.375%	58,000	60,221
02/15/2035	7.250%	51,000	49,950
Matador Resources Co.(a)
04/15/2028	6.875%	39,000	39,783
04/15/2032	6.500%	74,000	73,997
04/15/2033	6.250%	18,000	17,896
Occidental Petroleum Corp.
08/01/2027	5.000%	327,000	330,102
10/01/2054	6.050%	1,400,000	1,282,017
Permian Resources Operating LLC(a)
04/15/2027	8.000%	19,000	19,411
01/15/2032	7.000%	81,000	83,961
02/01/2033	6.250%	24,000	24,220
SM Energy Co.
09/15/2026	6.750%	41,000	41,028
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(a)
08/01/2029	6.750%	35,000	34,881
08/01/2032	7.000%	17,000	16,771
Total			3,037,347
Integrated Energy 0.2%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,731,507
03/17/2052	3.001%	840,000	529,969
Total			2,261,476
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	53,000	51,421
Carnival Corp.(a)
03/01/2027	5.750%	26,000	26,210
05/01/2029	6.000%	68,000	68,682
03/15/2030	5.750%	34,000	34,594
02/15/2033	6.125%	68,000	69,511
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	50,000	50,497
Cinemark USA, Inc.(a)
07/15/2028	5.250%	41,000	40,828
08/01/2032	7.000%	30,000	31,173
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	44,065
10/15/2027	4.750%	31,000	30,658
NCL Corp., Ltd.(a)
03/15/2026	5.875%	5,000	5,007
02/01/2032	6.750%	49,000	50,056
NCL Finance Ltd.(a)
03/15/2028	6.125%	33,000	33,512
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	89,000	91,448
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	41,000	42,310
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	23,792
Viking Cruises Ltd.(a)
09/15/2027	5.875%	39,000	38,979
07/15/2031	9.125%	56,000	60,352
Total			793,095
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	48,000	49,388
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Met Tower Global Funding(a)
10/01/2027	4.000%	1,067,000	1,061,241
04/12/2029	5.250%	1,013,000	1,044,121
Principal Life Global Funding II(a)
01/09/2028	4.800%	917,000	928,136
Total			3,082,886
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	14,000	14,267
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	52,000	52,832
Total			67,099
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	42,000	39,745
09/15/2028	9.000%	13,000	13,622
06/01/2029	7.500%	66,000	61,029
04/01/2030	7.875%	59,000	60,894
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	53,000	52,386
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	6,118	5,042
08/15/2030	7.750%	8,010	6,203
01/15/2031	7.000%	6,400	4,739
Mav Acquisition Corp.(a)
08/01/2029	8.000%	30,000	30,520
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	30,000	31,293
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	31,000	30,793
01/15/2029	4.250%	33,000	31,605
03/15/2030	4.625%	24,000	22,939
02/15/2031	7.375%	29,000	30,712
Roblox Corp.(a)
05/01/2030	3.875%	46,000	43,466
Snap, Inc.(a)
03/01/2033	6.875%	51,000	52,303
Univision Communications, Inc.(a)
08/15/2028	8.000%	28,000	28,416
05/01/2029	4.500%	15,000	13,649
06/30/2030	7.375%	19,000	18,665
Warnermedia Holdings, Inc.
03/15/2027	3.755%	496,000	468,613
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	48,000	32,255
Total			1,078,889
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,632
Allegheny Technologies, Inc.
10/01/2029	4.875%	21,000	20,538
10/01/2031	5.125%	33,000	32,316
Champion Iron Canada, Inc.(a),(e)
07/15/2032	7.875%	16,000	16,208
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	11,000	10,832
03/15/2032	7.000%	7,000	6,603
05/01/2033	7.375%	6,000	5,631
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	21,000	21,713
Constellium SE(a)
06/15/2028	5.625%	48,000	47,648
04/15/2029	3.750%	57,000	53,567
08/15/2032	6.375%	52,000	52,858
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	53,000	52,691
04/01/2029	6.125%	72,000	73,003
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	43,000	42,137
06/01/2031	4.500%	34,000	31,754
Novelis Corp.(a)
11/15/2026	3.250%	28,000	27,542
01/30/2030	4.750%	54,000	51,764
08/15/2031	3.875%	54,000	48,472
Novelis, Inc.(a)
01/30/2030	6.875%	11,000	11,374
Total			620,283
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	53,000	54,929
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	69,000	71,273
CNX Midstream Partners LP(a)
04/15/2030	4.750%	75,000	70,976
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	113,000	117,327
06/30/2033	7.375%	46,000	45,796
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,177,368
Hess Midstream Operations LP(a)
03/01/2028	5.875%	10,000	10,148
10/15/2030	5.500%	20,000	20,081
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(a)
08/01/2029	6.500%	6,000	5,708
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	660,000	623,445
NuStar Logistics LP
06/01/2026	6.000%	35,000	35,138
04/28/2027	5.625%	36,000	36,310
10/01/2030	6.375%	24,000	24,869
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	390,000	421,259
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	20,000	20,886
Sunoco LP(a)
05/01/2032	7.250%	38,000	39,909
07/01/2033	6.250%	59,000	59,974
Sunoco LP/Finance Corp.
04/30/2030	4.500%	29,000	27,880
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	71,000	73,881
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	79,000	74,542
08/15/2031	4.125%	53,000	49,092
11/01/2033	3.875%	58,000	50,684
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	78,000	80,557
02/01/2029	9.500%	14,000	15,256
01/15/2030	7.000%	35,000	35,420
06/01/2031	8.375%	49,000	50,908
02/01/2032	9.875%	16,000	17,279
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	25,000	26,782
05/01/2035	7.750%	25,000	27,084
Venture Global Plaquemines LNG LLC(a),(e)
01/15/2034	6.500%	57,000	57,000
01/15/2036	6.750%	57,000	57,000
Western Midstream Operating LP
04/01/2033	6.150%	764,000	794,403
Total			4,273,164
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	585,000	561,906
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	40,000	40,057
04/01/2028	6.250%	51,000	51,219
09/01/2032	6.625%	30,000	30,580
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	49,000	50,724
Nabors Industries Ltd.(a)
01/15/2028	7.500%	10,000	8,883
Nabors Industries, Inc.(a)
01/31/2030	9.125%	65,000	62,229
08/15/2031	8.875%	48,000	35,744
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	38,323	38,723
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	38,000	38,869
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	10,184
05/15/2031	8.500%	18,000	16,054
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	40,000	40,122
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	40,000	41,002
Total			464,390
Other Industry 0.0%
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	12,000	12,334
04/15/2030	6.625%	30,000	31,156
10/01/2031	7.375%	10,000	10,516
Total			54,006
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	52,000	51,999
06/15/2029	4.750%	67,000	65,250
07/15/2031	7.000%	61,000	63,755
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	42,000	41,934
05/15/2029	4.875%	21,000	20,328
02/01/2030	7.000%	28,000	28,785
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	20,000	20,707
04/01/2032	6.500%	41,000	42,161
06/15/2033	6.500%	23,000	23,680
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	21,781
Service Properties Trust
06/15/2029	8.375%	15,000	15,648
Service Properties Trust(a)
11/15/2031	8.625%	26,000	27,889
Total			423,917
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	63,000	63,174
09/01/2029	4.000%	103,000	93,990
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	30,000	30,428
04/15/2030	8.750%	81,000	82,834
04/15/2032	6.750%	40,000	40,995
Total			311,421
Pharmaceuticals 0.9%
1261229 BC Ltd.(a)
04/15/2032	10.000%	95,000	95,852
AbbVie, Inc.
03/15/2029	4.800%	4,131,000	4,211,823
11/21/2029	3.200%	1,232,000	1,178,165
Amgen, Inc.
03/02/2053	5.650%	2,000,000	1,953,465
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	5,000	4,771
06/01/2028	4.875%	5,000	4,202
09/30/2028	11.000%	11,000	10,905
02/15/2029	6.250%	10,000	7,071
Gilead Sciences, Inc.
03/01/2026	3.650%	5,690,000	5,658,720
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	85,000	81,560
Organon Finance 1 LLC(a)
04/30/2028	4.125%	18,000	17,301
04/30/2031	5.125%	58,000	50,353
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	1,685,000	1,686,593
Total			14,960,781
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	20,000	20,689
08/01/2029	6.000%	31,000	30,223
11/06/2030	7.500%	30,000	30,983
07/01/2032	6.750%	21,000	21,296
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	27,000	26,477
10/15/2027	6.750%	59,000	59,099
04/15/2028	6.750%	32,000	32,523
11/01/2029	5.875%	31,000	30,558
01/15/2031	7.000%	100,000	103,452
10/01/2031	6.500%	15,000	15,302
10/01/2032	7.375%	61,000	62,941
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(a)
02/15/2029	6.375%	50,000	50,956
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	53,000	55,389
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	52,000	54,719
AssuredPartners, Inc.(a)
01/15/2029	5.625%	37,000	36,994
02/15/2032	7.500%	29,000	31,076
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	93,000	91,922
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	42,910
01/31/2032	7.375%	61,000	63,812
HUB International, Ltd.(a)
06/15/2030	7.250%	85,000	88,843
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	68,000	70,661
Ryan Specialty LLC(a)
08/01/2032	5.875%	46,000	46,329
Total			1,067,154
Railroads 0.1%
Canadian Pacific Railway Co.
12/02/2031	2.450%	1,287,000	1,129,153
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	60,000	61,304
Norfolk Southern Corp.
06/15/2026	2.900%	868,000	856,081
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	71,000	74,127
Total			2,120,665
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	31,000	31,478
10/15/2030	4.000%	55,000	51,290
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	67,000	61,877
Total			144,645
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	34,000	32,829
Beach Acquisition Bidco LLC(a),(e),(g)
07/15/2033	10.000%	42,000	43,684
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belron UK Finance PLC(a)
10/15/2029	5.750%	15,000	15,108
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	44,455
01/15/2030	6.375%	20,000	20,584
Hanesbrands, Inc.(a)
02/15/2031	9.000%	23,000	24,346
L Brands, Inc.
06/15/2029	7.500%	39,000	40,040
L Brands, Inc.(a)
10/01/2030	6.625%	24,000	24,739
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	58,000	61,619
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	19,009
Lowe’s Companies, Inc.
04/01/2052	4.250%	378,000	295,790
04/01/2062	4.450%	737,000	571,916
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	21,000	20,469
02/15/2029	7.750%	75,000	73,043
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	12,000	11,472
Walmart, Inc.
04/28/2035	4.900%	641,000	649,422
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	57,000	51,085
Total			1,999,610
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	25,000	24,974
03/15/2029	3.500%	46,000	43,610
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	29,588
Total			98,172
Technology 0.5%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	61,000	62,672
Block, Inc.
05/15/2032	6.500%	69,000	71,225
Broadcom, Inc.
04/15/2028	4.800%	808,000	819,746
Broadcom, Inc.(a)
11/15/2036	3.187%	1,774,000	1,470,480
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CACI International, Inc.(a)
06/15/2033	6.375%	42,000	43,386
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	34,000	28,141
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	46,000	37,487
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	102,000	96,143
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	144,000	149,297
06/30/2032	8.250%	94,000	100,071
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	130,000	122,721
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	20,000	20,467
Entegris Escrow Corp.(a)
06/15/2030	5.950%	101,000	102,465
Fair Isaac Corp.(a)
05/15/2033	6.000%	35,000	35,401
Gen Digital, Inc.(a)
04/01/2033	6.250%	41,000	42,148
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	52,000	55,229
HealthEquity, Inc.(a)
10/01/2029	4.500%	22,000	21,384
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	23,000	21,769
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	37,000	38,048
Intel Corp.
03/25/2050	4.750%	675,000	550,108
International Business Machines Corp.
05/15/2026	3.300%	1,695,000	1,678,999
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	27,000	26,111
05/30/2029	9.500%	60,000	61,984
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,914
03/15/2028	5.250%	25,000	24,850
07/15/2028	5.000%	46,000	45,628
02/15/2029	7.000%	17,000	17,584
01/15/2033	6.250%	15,000	15,421
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	118,000	116,099
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	85,000	93,041
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	74,000	73,201
04/15/2029	5.125%	31,000	30,541
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	93,000	90,563
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,467,467
Picard Midco, Inc.(a)
03/31/2029	6.500%	84,000	84,764
Seagate Data Storage Technology Pte Ltd.
12/15/2029	8.250%	19,000	20,295
Seagate HDD
07/15/2031	8.500%	12,000	12,849
Sensata Technologies BV(a)
09/01/2030	5.875%	43,000	43,048
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	55,000	57,162
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	22,000	22,840
Synaptics, Inc.(a)
06/15/2029	4.000%	16,000	15,164
UKG, Inc.(a)
02/01/2031	6.875%	81,000	84,059
WEX, Inc.(a)
03/15/2033	6.500%	41,000	41,357
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	99,000	93,146
Total			8,118,475
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	22,000	22,966
02/15/2031	8.000%	41,000	42,440
06/15/2032	8.375%	23,000	24,064
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	831,609
Total			921,079
Wireless 0.0%
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	63,000	58,266
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	11,000	10,736
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	35,000	36,603
03/15/2031	8.625%	57,000	60,581
Iliad Holding SAS(a)
10/15/2028	7.000%	68,000	69,217
Iliad Holding SASU(a)
04/15/2032	7.000%	32,000	32,769
Optics Bidco SpA(a)
06/04/2038	7.721%	9,000	8,952
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	40,000	41,894
Total			260,752
Total Corporate Bonds & Notes (Cost $146,467,475)			148,330,408

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
U.S. Mid Large Cap 1.9%
iShares Core MSCI EAFE ETF	355,182	29,650,593
Total Exchange-Traded Equity Funds (Cost $23,810,275)		29,650,593

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,674
02/15/2030	9.000%	76,000	82,074
12/01/2031	7.000%	13,000	13,616
Total			108,364
Total Foreign Government Obligations (Cost $101,523)			108,364

Residential Mortgage-Backed Securities - Agency 14.6%

Fannie Mae REMICS(b),(j)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.630%	5,569,568	635,381
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.155%	2,568,268	2,526,723
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.605%	3,243,700	3,273,786
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.505%	3,279,464	3,277,306
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	5,606,453	5,635,002
Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	7,372	7,498
04/01/2032	7.000%	7,499	7,915
07/01/2032	6.500%	2,534	2,620
01/01/2033	3.000%	350,162	340,103
01/01/2034- 12/01/2054	5.000%	3,354,909	3,306,227
04/01/2041- 11/01/2054	4.500%	8,410,668	8,074,387
12/01/2051- 06/01/2052	2.500%	13,022,007	10,832,156
07/01/2052	3.500%	3,890,938	3,506,539
11/01/2052	4.000%	13,271,865	12,428,602
05/01/2055	5.500%	2,993,455	3,002,573
Federal Home Loan Mortgage Corp.(k)
05/01/2032	6.500%	72,116	74,561
06/01/2037	6.000%	21,726	22,619
02/01/2038	5.500%	119,300	122,546
03/01/2038- 03/01/2040	5.000%	47,150	47,860
05/01/2039- 08/01/2041	4.500%	362,920	361,927
07/01/2043	3.000%	105,653	95,542
Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.532%	3,907,263	407,293
Federal Home Loan Mortgage Corp. REMICS(b),(j)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.630%	3,148,827	429,952
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.561%	3,433,399	400,849
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.595%	7,089,905	608,006
Federal National Mortgage Association
03/01/2026- 12/01/2032	7.000%	125,968	132,809
10/01/2026- 04/01/2052	3.500%	1,561,713	1,413,339
11/01/2026- 01/01/2029	4.000%	33,374	33,142
08/01/2028- 09/01/2032	6.500%	26,625	27,622
12/01/2028- 09/01/2054	6.000%	13,896,515	14,145,850
02/01/2038- 03/01/2054	5.500%	5,537,231	5,539,765
08/01/2051	2.500%	5,604,878	4,694,980
02/01/2052- 03/01/2052	2.000%	10,018,586	8,039,055
04/01/2052	3.000%	3,942,973	3,416,218
08/01/2053- 10/01/2054	5.000%	12,938,035	12,782,203
Federal National Mortgage Association(k)
02/01/2031	3.500%	57,654	56,971
10/01/2040	4.500%	91,242	90,941
Federal National Mortgage Association REMICS(b),(j)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.680%	3,017,375	391,399
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.580%	3,555,113	351,932
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.695%	5,193,494	488,037
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.235%	3,378,425	3,486,869
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.235%	7,531,095	7,714,448
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.235%	1,908,382	1,937,393
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.081%	3,400,000	3,466,636
Government National Mortgage Association(b),(j)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.618%	3,512,847	431,288
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.768%	2,559,092	322,468
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	1.668%	3,372,858	444,508
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.868%	6,207,506	850,337
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.868%	2,710,732	365,617
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.868%	2,600,256	306,921
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.868%	4,990,645	674,615
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.868%	3,138,341	423,248
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.868%	2,453,976	356,488
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.348%	7,305,037	930,201
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.198%	16,227,032	1,190,594
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.948%	9,920,208	732,915
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	1.798%	2,972,810	320,328
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.698%	8,441,380	950,493
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.698%	10,810,318	1,076,774
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.748%	10,088,806	1,216,029
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.748%	7,914,732	959,413
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	1.618%	6,140,204	765,655
Government National Mortgage Association(j)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	8,108,116	1,527,443
CMO Series 2024-28 Class IM
01/20/2050	4.000%	2,413,921	356,080
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.376%	2,507,269	2,541,454
Uniform Mortgage-Backed Security TBA(e)
07/17/2040- 07/14/2055	3.000%	34,175,000	29,727,281
07/17/2040- 07/14/2055	3.500%	25,500,000	23,252,803
07/17/2040- 07/14/2055	4.000%	16,000,000	14,923,923
07/14/2055	2.500%	6,875,000	5,699,173
07/14/2055	4.500%	17,300,000	16,546,092
Total Residential Mortgage-Backed Securities - Agency (Cost $231,865,921)			234,529,723

Residential Mortgage-Backed Securities - Non-Agency 5.3%

A&D Mortgage Trust(a),(h)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	3,819,161	3,869,078
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,672,841	1,505,900
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	91,141	82,960
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	324,678
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	259,345	245,305
Angel Oak Mortgage Trust(a),(h)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,474,272	3,449,582
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	82,701	80,058
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	262,333	256,089
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	644,764	604,048
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	262,684	246,206
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	115,684	112,117
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	754,581	760,980
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	384,976
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(h)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	395,929	399,503
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	1,067,218	1,076,925
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,454,184	1,467,482
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,599,302	1,511,146
CHNGE Mortgage Trust(a),(h)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	630,754	635,000
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	259,949	231,922
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,723,335	1,575,805
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,460,570	1,456,636
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,063,818	1,067,668
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.405%	975,000	1,004,368
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	506,466	422,536
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	151,105	138,221
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	137,621
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	565,628
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	274,782
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	665,273	662,520
Cross Mortgage Trust(a),(h)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	401,853	404,876
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,154,668	1,118,836
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.796%	846,007	852,610
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,248,899	1,279,626
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	489,380	441,172
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	283,460	273,824
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	55,614	53,385
CMO Series 2020-1 Class A1
05/25/2065	2.006%	5,132	5,089
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,273,137	4,241,781
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	937,221	942,143
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.955%	203,861	205,037
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.205%	1,100,000	1,132,858
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.455%	191,436	192,631
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,729,449	1,684,109
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.255%	918,399	938,363
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.155%	1,172,747	1,171,605
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	452,050	438,107
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,673,593	1,556,487
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,465,628	4,451,563
GCAT Trust(a),(h)
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,310,464	1,307,585
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	209,588	198,386
HOMES Trust(a),(h)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	1,700,000	1,701,114
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	396,642	388,342
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	956,991	963,265
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	1,684,573	1,684,182
LHOME Mortgage Trust(a),(h)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	700,000	704,540
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	283,876	275,548
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	430,103
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	361,227	338,068
MFA Trust(a),(h)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	4,082,633	4,012,571
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	329,648	331,594
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	77,292	74,580
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	14,437	13,938
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	24,139	23,321
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	364,277	358,127
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,038,936
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	104,241	99,084
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	202,492	200,457
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(c)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	671,981	671,128
OBX Trust(a),(h)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,163,556	1,179,635
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	958,229	971,859
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	149,745	140,515
Preston Ridge Partners Mortgage(a),(h)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	1,632,188	1,633,730
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,412,660
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,046,924
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	909,638
PRPM LLC(a),(h)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	737,457	717,348
PRPM Trust(a),(h)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	152,764	153,963
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	494,020	498,671
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.019%	376,374	380,164
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	22,006	21,737
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	185,931	182,985
CMO Series 2020-2 Class A3
04/25/2060	3.000%	54,060	53,860
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	64,162	61,283
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	407,111
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	46,494	45,868
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	174,344	172,513
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.434%	221,293	221,435
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.434%	285,389	293,211
Vericrest Opportunity Loan Transferee(a),(h)
CMO Series 2021-NP11 Class A1
08/25/2051	4.868%	624,428	621,622
Vericrest Opportunity Loan Transferee XCIV LLC(a),(h)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	110,300	110,317
Vericrest Opportunity Loan Transferee XCIX LLC(a),(h)
CMO Series 2021-NPL8 Class A1
04/25/2051	6.116%	79,712	79,678
Vericrest Opportunity Loan Transferee XCVI LLC(a),(h)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	43,703	43,689
Vericrest Opportunity Loan Transferee XCVII LLC(a),(h)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	495,994	495,505
Vericrest Opportunity Loan Trust CI LLC(a),(h)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	504,131	503,958
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	943,472
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	72,420	69,702
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	91,732	88,365
Verus Securitization Trust(a),(h)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	2,865,314	2,681,753
CMO Series 2022-4 Class A1
04/25/2067	4.474%	346,916	349,053
CMO Series 2023-1 Class A1
12/25/2067	5.850%	991,968	990,175
CMO Series 2023-6 Class A2
09/25/2068	6.939%	448,711	453,907
CMO Series 2023-8 Class A1
12/25/2068	6.259%	368,340	371,593
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	2,215,055	2,214,005
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,730,355	1,737,738
CMO Series 2024-3 Class A1
04/25/2069	6.338%	1,391,459	1,408,273
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,112,752	1,123,930
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	63,781	62,501
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	71,998	68,661
CMO Series 2020-1R Class A3
11/25/2055	1.873%	83,997	80,277
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $88,575,728)			85,751,995

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(l)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.580%	9,000	9,049
Chemicals 0.0%
WR Grace Holdings LLC(b),(l)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.546%	32,810	32,824
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(l)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.046%	13,036	13,174
Retailers 0.0%
Hanesbrands, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.077%	6,434	6,445
Technology 0.0%
Ascend Learning LLC(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.177%	10,814	10,812
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.327%	52,433	52,401
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.327%	12,000	10,380
Ellucian Holdings, Inc.(b),(d),(l)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.077%	20,000	20,400
UKG, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.311%	17,368	17,429
Total			111,422
Total Senior Loans (Cost $173,467)			172,914

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(k)
05/15/2047	3.000%	7,550,000	5,653,063
Total U.S. Treasury Obligations (Cost $5,982,581)			5,653,063

Money Market Funds 6.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(m),(n)	100,664,717	100,644,584
Total Money Market Funds (Cost $100,637,905)		100,644,584
Total Investments in Securities (Cost: $1,353,551,018)		1,691,572,398
Other Assets & Liabilities, Net		(85,909,091)
Net Assets		1,605,663,307
At June 30, 2025, securities and/or cash totaling $3,240,528 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	639	09/2025	USD	71,647,875	1,596,759	—
U.S. Treasury 5-Year Note	465	09/2025	USD	50,685,000	526,935	—
U.S. Treasury Ultra Bond	32	09/2025	USD	3,812,000	21,754	—
Total					2,145,448	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(227)	09/2025	USD	(47,221,320)	—	(13,360)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $230,977,364, which represents 14.39% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)
The stated interest rate represents the weighted average interest rate at June 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(n)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	125,724,450	182,901,115	(207,985,882)	4,901	100,644,584	(4,493)	2,505,242	100,664,717
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	81,805,270	—	81,805,270
Commercial Mortgage-Backed Securities - Non-Agency	—	37,144,856	—	37,144,856
Common Stocks
Communication Services	131,914,123	—	—	131,914,123
Consumer Discretionary	77,513,181	—	—	77,513,181
Consumer Staples	26,226,079	—	—	26,226,079
Energy	27,280,128	—	—	27,280,128
Financials	152,986,817	—	—	152,986,817
Health Care	100,027,863	—	—	100,027,863
Industrials	92,486,535	—	—	92,486,535
Information Technology	323,272,665	—	—	323,272,665
Materials	8,604,198	—	—	8,604,198
Real Estate	9,613,044	—	—	9,613,044
Utilities	17,855,995	—	—	17,855,995
Total Common Stocks	967,780,628	—	—	967,780,628
Corporate Bonds & Notes	—	148,330,408	—	148,330,408
Exchange-Traded Equity Funds	29,650,593	—	—	29,650,593
Foreign Government Obligations	—	108,364	—	108,364
Residential Mortgage-Backed Securities - Agency	—	234,529,723	—	234,529,723
Residential Mortgage-Backed Securities - Non-Agency	—	85,751,995	—	85,751,995
Senior Loans	—	152,514	20,400	172,914
U.S. Treasury Obligations	—	5,653,063	—	5,653,063
Money Market Funds	100,644,584	—	—	100,644,584
Total Investments in Securities	1,098,075,805	593,476,193	20,400	1,691,572,398
Investments in Derivatives
Asset
Futures Contracts	2,145,448	—	—	2,145,448
Liability
Futures Contracts	(13,360)	—	—	(13,360)
Total	1,100,207,893	593,476,193	20,400	1,693,704,486
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,252,913,113)	$1,590,927,814
Affiliated issuers (cost $100,637,905)	100,644,584
Receivable for:
Investments sold	3,049,288
Capital shares sold	185,921
Dividends	653,458
Interest	3,425,683
Foreign tax reclaims	4,914
Variation margin for futures contracts	265,088
Prepaid expenses	3,420
Total assets	1,699,160,170
Liabilities
Due to custodian	627
Payable for:
Investments purchased	1,546,456
Investments purchased on a delayed delivery basis	90,161,803
Capital shares redeemed	1,352,786
Variation margin for futures contracts	4,428
Management services fees	87,307
Distribution and/or service fees	18,283
Service fees	85,155
Compensation of chief compliance officer	140
Compensation of board members	3,233
Other expenses	67,009
Deferred compensation of board members	169,636
Total liabilities	93,496,863
Net assets applicable to outstanding capital stock	$1,605,663,307
Represented by
Trust capital	$1,605,663,307
Total - representing net assets applicable to outstanding capital stock	$1,605,663,307
Class 1
Net assets	$64,001,819
Shares outstanding	1,235,233
Net asset value per share	$51.81
Class 2
Net assets	$244,013,473
Shares outstanding	4,839,886
Net asset value per share	$50.42
Class 3
Net assets	$1,297,648,015
Shares outstanding	25,368,312
Net asset value per share	$51.15
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,312,894
Dividends — affiliated issuers	2,505,242
Interest	12,461,052
Interfund lending	2,572
Total income	20,281,760
Expenses:
Management services fees	5,089,208
Distribution and/or service fees
Class 2	273,494
Class 3	781,895
Service fees	486,743
Custodian fees	23,146
Printing and postage fees	23,209
Accounting services fees	21,203
Legal fees	17,606
Interest on collateral	1,006
Compensation of chief compliance officer	140
Compensation of board members	14,923
Deferred compensation of board members	(1,736)
Other	14,705
Total expenses	6,745,542
Net investment income	13,536,218
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	34,077,111
Investments — affiliated issuers	(4,493)
Foreign currency translations	(1,128)
Futures contracts	(327,220)
Net realized gain	33,744,270
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	38,433,808
Investments — affiliated issuers	4,901
Foreign currency translations	660
Futures contracts	4,150,355
Net change in unrealized appreciation (depreciation)	42,589,724
Net realized and unrealized gain	76,333,994
Net increase in net assets resulting from operations	$89,870,212
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$13,536,218	$28,330,313
Net realized gain	33,744,270	94,420,765
Net change in unrealized appreciation (depreciation)	42,589,724	74,036,712
Net increase in net assets resulting from operations	89,870,212	196,787,790
Decrease in net assets from capital stock activity	(23,418,263)	(37,925,456)
Total increase in net assets	66,451,949	158,862,334
Net assets at beginning of period	1,539,211,358	1,380,349,024
Net assets at end of period	$1,605,663,307	$1,539,211,358

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	208,283	10,217,414	388,883	18,119,334
Shares redeemed	(21,711)	(1,053,697)	(13,165)	(607,658)
Net increase	186,572	9,163,717	375,718	17,511,676
Class 2
Shares sold	704,406	33,765,386	1,316,568	60,110,668
Shares redeemed	(105,721)	(5,072,694)	(251,731)	(11,661,259)
Net increase	598,685	28,692,692	1,064,837	48,449,409
Class 3
Shares sold	59,315	2,898,470	277,621	12,703,297
Shares redeemed	(1,320,563)	(64,173,142)	(2,538,202)	(116,589,838)
Net decrease	(1,261,248)	(61,274,672)	(2,260,581)	(103,886,541)
Total net decrease	(475,991)	(23,418,263)	(820,026)	(37,925,456)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$48.88	0.47	2.46	2.93
Year Ended 12/31/2024	$42.67	0.96	5.25	6.21
Year Ended 12/31/2023	$35.15	0.76	6.76	7.52
Year Ended 12/31/2022	$42.17	0.49	(7.51)	(7.02)
Year Ended 12/31/2021	$36.71	0.33	5.13	5.46
Year Ended 12/31/2020	$31.17	0.40	5.14	5.54
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$47.63	0.40	2.39	2.79
Year Ended 12/31/2024	$41.67	0.82	5.14	5.96
Year Ended 12/31/2023	$34.41	0.65	6.61	7.26
Year Ended 12/31/2022	$41.39	0.40	(7.38)	(6.98)
Year Ended 12/31/2021	$36.11	0.24	5.04	5.28
Year Ended 12/31/2020	$30.74	0.33	5.04	5.37
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$48.29	0.43	2.43	2.86
Year Ended 12/31/2024	$42.20	0.88	5.21	6.09
Year Ended 12/31/2023	$34.81	0.69	6.70	7.39
Year Ended 12/31/2022	$41.81	0.42	(7.42)	(7.00)
Year Ended 12/31/2021	$36.44	0.27	5.10	5.37
Year Ended 12/31/2020	$30.99	0.36	5.09	5.45

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$51.81	5.99%	0.75% (c)	0.75% (c)	1.92%	74%	$64,002
Year Ended 12/31/2024	$48.88	14.56%	0.75% (c)	0.74% (c)	2.04%	196%	$51,263
Year Ended 12/31/2023	$42.67	21.40%	0.76% (c)	0.75% (c)	1.97%	182%	$28,713
Year Ended 12/31/2022	$35.15	(16.65% )	0.76% (c)	0.76% (c)	1.31%	134%	$15,285
Year Ended 12/31/2021	$42.17	14.88%	0.75% (c)	0.75% (c)	0.82%	118%	$11,736
Year Ended 12/31/2020	$36.71	17.77%	0.78%	0.77%	1.21%	145%	$3,591
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$50.42	5.86%	1.00% (c)	1.00% (c)	1.67%	74%	$244,013
Year Ended 12/31/2024	$47.63	14.30%	1.00% (c)	0.99% (c)	1.78%	196%	$201,991
Year Ended 12/31/2023	$41.67	21.10%	1.01% (c)	1.00% (c)	1.71%	182%	$132,373
Year Ended 12/31/2022	$34.41	(16.87% )	1.01% (c)	1.01% (c)	1.12%	134%	$81,461
Year Ended 12/31/2021	$41.39	14.62%	1.00% (c)	1.00% (c)	0.60%	118%	$33,191
Year Ended 12/31/2020	$36.11	17.47%	1.00%	1.00%	1.04%	145%	$4
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$51.15	5.92%	0.87% (c)	0.87% (c)	1.79%	74%	$1,297,648
Year Ended 12/31/2024	$48.29	14.43%	0.88% (c)	0.87% (c)	1.91%	196%	$1,285,957
Year Ended 12/31/2023	$42.20	21.23%	0.89% (c)	0.87% (c)	1.82%	182%	$1,219,262
Year Ended 12/31/2022	$34.81	(16.74% )	0.88% (c)	0.88% (c)	1.13%	134%	$1,073,005
Year Ended 12/31/2021	$41.81	14.74%	0.88% (c)	0.88% (c)	0.69%	118%	$1,406,738
Year Ended 12/31/2020	$36.44	17.58%	0.90%	0.89%	1.13%	145%	$1,286,659
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as

Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	2,145,448 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	13,360 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(327,220)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	4,150,355
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	141,723,774
Futures contracts — short	3,245,255
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.

Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations.
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.6673% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.76	0.77
Class 2	1.01	1.02
Class 3	0.885	0.895
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,148,187,728 and $1,174,154,669, respectively, for the six months ended June 30, 2025, of which $834,164,277 and $820,345,594, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	6,300,000	4.90	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these

Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Variable Portfolio – Balanced Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 96.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Balanced Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Balanced Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses

Columbia Variable Portfolio – Balanced Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.  The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.  The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Balanced Fund  | 2025

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Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7000_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025